Non-controlling interests - Schedule of reconciliation of non controlling interest (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation of Non Controlling Interest [Abstract]
Balance	$ (1,040,306)	$ (327,501)
Net loss for the year	(781,554)	(712,805)
Balance	$ (1,821,860)	$ (1,040,306)